Selling, General and Administrative Expenses	6 Months Ended
Sep. 30, 2021
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Selling, General and Administrative Expenses
15.	Selling, General and Administrative Expenses
Selling, general and administrative expenses for the six months ended Septemb
e
r 30, 2020 and 2021 are as follows:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Personnel expenses	¥128,129	¥144,462
Selling expenses	28,613	32,209
Administrative expenses	57,801	64,774
Depreciation of office facilities	4,076	4,439

Total	¥218,619	¥245,884

Selling, general and administrative expenses for the three months ended September 30, 2020 and 2021 are as follows:
	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Personnel expenses	¥64,511	¥71,969
Selling expenses	14,052	16,432
Administrative expenses	29,565	33,341
Depreciation of office facilities	2,124	2,057

Total	¥110,252	¥123,799